March 10, 2016

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE: Panorama Separate Account

File No. 811-03215, CIK 0000354007

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (Act), the above referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners the 2015 annual reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The 2015 annual reports of the investment companies listed below are incorporated by reference.

Investment Company	CIK
MML Series Investment Fund	0000067160
MML Series Investment Fund II	0001317146
Oppenheimer Variable Account Funds	0000752737

Very truly yours,

/s/ John E. Deitelbaum
John E. Deitelbaum
Senior Vice President and Deputy General Counsel
Massachusetts Mutual Life Insurance Company